Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed disclosure of property, plant and equipment	The Barclays Bank Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2%-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2021	10	1,619	987	688	3,304
Additions	—	85	70	27	182
Disposals	(2)	(32)	(12)	(58)	(104)
Exchange and other movements	(1)	30	13	58	100
As at 31 December 2021	7	1,702	1,058	715	3,482
Accumulated depreciation and impairment
As at 1 January 2021	—	(730)	(821)	(216)	(1,767)
Depreciation charge	—	(70)	(55)	(68)	(193)
Impairment charge[b]	—	(108)	—	(160)	(268)
Disposals	—	27	10	9	46
Exchange and other movements	—	(39)	(11)	(2)	(52)
As at 31 December 2021	—	(920)	(877)	(437)	(2,234)
Net book value	7	782	181	278	1,248
Cost
As at 1 January 2020	13	1,635	1,080	621	3,349
Additions	—	39	35	28	102
Disposals	(1)	(25)	(97)	(6)	(129)
Exchange and other movements	(2)	(30)	(31)	45	(18)
As at 31 December 2020	10	1,619	987	688	3,304
Accumulated depreciation and impairment
As at 1 January 2020	—	(697)	(875)	(146)	(1,718)
Depreciation charge	—	(72)	(61)	(77)	(210)
Impairment charge	—	—	—	(2)	(2)
Disposals	—	22	93	1	116
Exchange and other movements	—	17	22	8	47
As at 31 December 2020	—	(730)	(821)	(216)	(1,767)
Net book value	10	889	166	472	1,537
Notes
aRight of use (ROU) asset balances relate to Property Leases under IFRS 16. Refer to Note 20 for further details.
bImpairment charge includes £266m related to structural cost action in relation to the real estate review.